SUPPLEMENT DATED JULY 15, 2024
                   TO THE VARIABLE ANNUITY PROSPECTUSES
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                 AMERICAN GENERAL LIFE INSURANCE COMPANY

                           SEPARATE ACCOUNT D
                     ElitePlus Bonus Variable Annuity
                     One-Multi Manger Variable Annuity
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This supplement describes a change to an investment option available under your contract.

Effective July 15, 2024, the Putnam VT Focused International Equity Fund will retain Franklin Advisers, Inc. as its subadvisor.




               Please keep this supplement with your prospectus